SEGMENTAL INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Income from ordinary activities	$ 9,613,907	$ 8,988,340	$ 9,740,045
Other operating income	549,889	538,748	385,781
Peru
Disclosure of geographical areas [line items]
Income from ordinary activities	626,316	627,215	681,340
Argentina
Disclosure of geographical areas [line items]
Income from ordinary activities	1,113,467	1,030,973	979,324
U.S.A.
Disclosure of geographical areas [line items]
Income from ordinary activities	900,413	933,130	1,025,475
Europe
Disclosure of geographical areas [line items]
Income from ordinary activities	676,282	714,436	723,062
Colombia
Disclosure of geographical areas [line items]
Income from ordinary activities	359,276	343,001	353,007
Brazil
Disclosure of geographical areas [line items]
Income from ordinary activities	3,436,402	2,974,234	3,464,297
Ecuador
Disclosure of geographical areas [line items]
Income from ordinary activities	190,268	198,171	238,500
Chili
Disclosure of geographical areas [line items]
Income from ordinary activities	1,527,158	1,512,570	1,575,519
Asia Pacific and rest of Latin America
Disclosure of geographical areas [line items]
Income from ordinary activities	$ 784,325	$ 654,610	$ 699,521